UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
					  [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Pin Oak Investment Advisors, Inc.
Address:	4545 Post Oak Place
		Suite 310
		Houston, Texas  77027

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	Vice President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   January 30, 2002

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		 0

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total:  $94,788

List of Other Included Managers:         NONE


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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/10 Berkshire Hthwy           COM              084670091     1966      260 SH       SOLE                      260
AOL Time Warner                COM              00184A105     1564    48715 SH       SOLE                    48715
Abbott Labs                    COM              002824100     1328    23820 SH       SOLE                    23820
American Express               COM              025816109     1827    51200 SH       SOLE                    51200
American Home Prod             COM              026609107      206     3358 SH       SOLE                     3358
American Intl Group            COM              026874107     2948    37132 SH       SOLE                    37132
Amern Pwr Convers              COM              029066107      292    20200 SH       SOLE                    20200
Amsouth Bancorp                COM              032165102      322    17060 SH       SOLE                    17060
Anheuser Busch                 COM              035229103      264     5840 SH       SOLE                     5840
Applied Materials              COM              038222105     2383    59438 SH       SOLE                    59438
BMC Software Inc               COM              055921100      291    17750 SH       SOLE                    17750
Bank of America                COM              060505104     2103    33415 SH       SOLE                    33415
Berkshire Hathaway             COM              084670207     1975      782 SH       SOLE                      782
Boeing                         COM              097023105      316     8150 SH       SOLE                     8150
Bristol Myers Squibb           COM              110122108     2031    39820 SH       SOLE                    39820
ChevronTexaco                  COM              166764100      346     3857 SH       SOLE                     3857
Cisco Systems Inc              COM              17275R102     1809    99912 SH       SOLE                    99912
Citigroup                      COM              172967101     2363    46804 SH       SOLE                    46804
Coca Cola                      COM              191216100     2442    51787 SH       SOLE                    51787
Colgate-Palmolive              COM              194162103     1028    17800 SH       SOLE                    17800
Compaq                         COM              204493100      597    61190 SH       SOLE                    61190
Conagra Foods Inc              COM              205887102      478    20114 SH       SOLE                    20114
Crescent Real Est              COM              225756105      351    19400 SH       SOLE                    19400
Dell Computer Corp             COM              247025109     1830    67314 SH       SOLE                    67314
Disney, Walt Hldg Co           COM              254687106      984    47488 SH       SOLE                    47488
E I duPont                     COM              263534109      221     5197 SH       SOLE                     5197
EMC Corp                       COM              268648102      821    61075 SH       SOLE                    61075
El Paso Corporation            COM              28336L109      304     6819 SH       SOLE                     6819
Emerson Electric               COM              291011104      211     3700 SH       SOLE                     3700
Exxon Mobil Corp               COM              30231G102     3490    88815 SH       SOLE                    88815
First Data Corp                COM              319963104      397     5062 SH       SOLE                     5062
GATX Corporation               COM              361448103     1197    36800 SH       SOLE                    36800
General Electric               COM              369604103     3850    96067 SH       SOLE                    96067
Gillette                       COM              375766102     2057    61601 SH       SOLE                    61601
Home Depot Inc                 COM              437076102     3475    68126 SH       SOLE                    68126
Intel                          COM              458140100     3806   121004 SH       SOLE                   121004
Intl Business Mach             COM              459200101     2613    21600 SH       SOLE                    21600
JP Morgan Chase                COM              616880100      725    19938 SH       SOLE                    19938
Johnson & Johnson              COM              478160104     3089    52260 SH       SOLE                    52260
Jupiter Media Metrix           COM              48206U104       19    11467 SH       SOLE                    11467
McDonald's                     COM              580135101      801    30253 SH       SOLE                    30253
Merck                          COM              589331107     3120    53062 SH       SOLE                    53062
Microsoft Corp                 COM              594918104     1540    23250 SH       SOLE                    23250
Motorola Inc                   COM              620076109      680    45275 SH       SOLE                    45275
Nike Inc                       COM              654106103      503     8950 SH       SOLE                     8950
Pepsico                        COM              713448108     2824    58000 SH       SOLE                    58000
Pfizer                         COM              717081103     3779    94835 SH       SOLE                    94835
Philip Morris                  COM              718154107      298     6510 SH       SOLE                     6510
Procter & Gamble Co            COM              742718109     2758    34852 SH       SOLE                    34852
Qualcomm Inc                   COM              747525103     1864    36917 SH       SOLE                    36917
Southwest Bancorp              COM              84476R109     1679    55474 SH       SOLE                    55474
Sun Microsystems               COM              866810104      137    11100 SH       SOLE                    11100
Texas Instruments              COM              882508104     1305    46610 SH       SOLE                    46610
Tyco Intl Ltd New              COM              902124106     2368    40204 SH       SOLE                    40204
Tyson Foods                    COM              902494103     1386   120000 SH       SOLE                   120000
Walmart                        COM              931142103     3493    60692 SH       SOLE                    60692
Washington Mutual              COM              939322103     2235    68335 SH       SOLE                    68335
Weingarten Realty              COM              948741103      422     8800 SH       SOLE                     8800
Worldcom Inc                   COM              55268B106      412    29250 SH       SOLE                    29250
BP PLC ADR                     SPONS.ADR        055622104     1556    33446 SH       SOLE                    33446
Nokia Corp ADR                 SPONS.ADR        654902204     1274    51940 SH       SOLE                    51940
Royal Dutch Pet                SPONS.ADR        780257804     2034    41500 SH       SOLE                    41500
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